EMPLOYEE EQUITY INCENTIVE PLAN (Stock Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	46,256,457
Weighted average exercise price	$ 0.10
Weighted average remaining contractual life	6 years 6 months 29 days
Aggregate intrinsic value	$ 2,661,046
Number exercisable	23,936,457
Weighted average exercise price	$ 0.10
Weighted average remaining contractual life	5 years 9 months 11 days
Aggregate intrinsic value	1,943,921
Employee Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.10	$ 0.10	$ 0.10	$ 0.07
Options expected to vest	22,320,000
Options expected to vest, weighted-average exercise price	$ 0.17
Options expected to vest, weighted-average remaining contractual term	9 years 0 months
Options expected to vest, aggregate intrinsic value	717,125
0.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.07
Number outstanding	7,655,857
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value	844,058
Number exercisable	7,655,857
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value	844,058
0.09 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.09
Number outstanding	1,600,000
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value	149,200
Number exercisable	1,600,000
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value	149,200
0.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.10
Number outstanding	14,195,560
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value	1,213,720
Number exercisable	6,695,560
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value	572,470
0.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.12
Number outstanding	2,000,000
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value	122,000
Number exercisable	1,000,000
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value	61,000
0.13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.13
Number outstanding	4,352,520
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value	238,876
Number exercisable	4,352,520
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value	238,876
0.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.15
Number outstanding	3,132,520
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value	93,192
Number exercisable	2,632,520
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value	78,317
$0.19 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.19
Number outstanding	11,320,000
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value
Number exercisable
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value
$0.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.32
Number outstanding	2,000,000
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value
Number exercisable
Weighted average exercise price
Weighted average remaining contractual life
Aggregate intrinsic value